COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.2%
AUSTRALIA	4.0%
ENVIRONMENTAL SERVICES	0.9%
Cleanaway Waste Management Ltd.		6,288,536	$9,958,356

MIDSTREAM	0.9%
APA Group(a)		1,346,551	9,275,998

TOLL ROADS	2.2%
Transurban Group(a)		2,493,812	24,326,739

TRANSPORT LOGISTICS	0.0%
Qube Holdings Ltd.		132,332	446,657

TOTAL AUSTRALIA			44,007,750

BRAZIL	2.8%
ELECTRIC	1.8%
Cia Paranaense de Energia—Copel		4,562,064	13,589,708
Equatorial SA		715,440	5,631,145

			19,220,853

RAILWAYS	1.0%
Rumo SA		3,608,705	11,321,072

TOTAL BRAZIL			30,541,925

CANADA	6.2%
ELECTRIC	0.4%
Fortis, Inc.		68,163	3,802,840

MIDSTREAM	5.8%
Keyera Corp.		119,844	4,635,760
Keyera Corp., Subscription Receipts		188,737	6,790,516
TC Energy Corp.		837,421	52,438,892

			63,865,168

TOTAL CANADA			67,668,008

CHINA	1.6%
GAS DISTRIBUTION	1.2%
ENN Energy Holdings Ltd., (H Shares)		1,579,800	12,863,383

TOLL ROADS	0.4%
Zhejiang Expressway Co. Ltd., (H Shares)		4,632,000	4,257,487

TOTAL CHINA			17,120,870

FRANCE	1.7%
AIRPORTS	0.7%
Aeroports de Paris SA		66,968	8,181,291

TOLL ROADS	1.0%
Vinci SA		73,035	10,962,495

TOTAL FRANCE			19,143,786

GERMANY	0.5%
ELECTRIC
RWE AG		79,016	5,316,102

		Shares/Units	Value
GREECE	0.5%
ELECTRIC
Public Power Corp. SA		291,583	$6,096,047

INDIA	2.8%
AIRPORTS	0.7%
GMR Airports Ltd.(b)		9,238,327	8,268,896

ELECTRIC	1.7%
NTPC Ltd.		4,712,852	18,551,958

MARINE PORTS	0.4%
JSW Infrastructure Ltd.		1,754,054	4,532,252

TOTAL INDIA			31,353,106

JAPAN	4.3%
ELECTRIC	1.3%
Kansai Electric Power Co., Inc.		874,100	14,532,846

GAS DISTRIBUTION	1.1%
Osaka Gas Co. Ltd.		296,100	11,993,389

RAILWAYS	1.9%
Central Japan Railway Co.		426,400	11,086,907
Tokyo Metro Co. Ltd.		956,400	9,807,463

			20,894,370

TOTAL JAPAN			47,420,605

MALAYSIA	1.4%
ELECTRIC
Tenaga Nasional Bhd.		4,408,300	15,183,519

MEXICO	2.3%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B		757,726	25,552,061

NEW ZEALAND	0.6%
AIRPORTS
Auckland International Airport Ltd.		1,380,204	6,321,279

PHILIPPINES	2.0%
MARINE PORTS
International Container Terminal Services, Inc.		1,926,680	21,843,436

SPAIN	2.1%
AIRPORTS	1.3%
Aena SME SA(c)		488,852	14,419,813

COMMUNICATIONS	0.2%
Cellnex Telecom SA(c)		68,876	2,214,690

ELECTRIC	0.6%
Redeia Corp. SA		384,186	6,512,080

TOTAL SPAIN			23,146,583

SWITZERLAND	1.3%
AIRPORTS
Flughafen Zurich AG		45,081	14,116,483

		Shares/Units	Value
UNITED ARAB EMIRATES	0.3%
MARINE PORTS
Abu Dhabi Ports Co. PJSC(b)		3,070,720	$3,317,009

UNITED KINGDOM	4.0%
ELECTRIC	3.1%
National Grid PLC		1,989,047	33,575,310

WATER	0.9%
Severn Trent PLC		245,182	10,055,799

TOTAL UNITED KINGDOM			43,631,109

UNITED STATES	60.8%
COMMUNICATIONS	3.5%
American Tower Corp.		109,098	18,828,133
Crown Castle, Inc.		232,656	18,917,259

			37,745,392

ELECTRIC	29.5%
Alliant Energy Corp.		311,653	22,364,219
Ameren Corp.		221,391	24,335,299
Black Hills Corp.		116,109	8,059,126
CenterPoint Energy, Inc.		487,680	21,048,269
Dominion Energy, Inc.		172,550	10,667,041
DTE Energy Co.		152,993	22,370,636
Duke Energy Corp.		161,675	21,169,725
Entergy Corp.		404,718	45,474,115
Evergy, Inc.		209,077	17,127,588
Eversource Energy		200,890	13,917,659
NextEra Energy, Inc.		689,150	64,008,252
OGE Energy Corp.		247,185	11,854,993
PG&E Corp.(d)		1,145,471	20,125,925
Xcel Energy, Inc.		257,585	20,462,552

			322,985,399

ENVIRONMENTAL SERVICES	1.2%
Waste Connections, Inc.		81,693	13,273,131

GAS DISTRIBUTION	6.5%
Atmos Energy Corp.		111,567	20,608,656
NiSource, Inc.		239,906	11,194,014
Sempra		355,912	34,583,969
Southwest Gas Holdings, Inc.		61,252	5,322,799

			71,709,438

MIDSTREAM	8.8%
Cheniere Energy, Inc.		19,893	5,644,838
Targa Resources Corp.		109,041	27,339,850
Venture Global, Inc., Class A		401,871	6,333,487
Williams Cos., Inc.		783,575	57,028,588

			96,346,763

		Shares/Units	Value
RAILWAYS	10.0%
CSX Corp.		950,353	$39,011,991
Norfolk Southern Corp.		89,725	25,751,075
Union Pacific Corp.		185,938	45,112,277

			109,875,343

WATER	1.3%
American Water Works Co., Inc.		30,008	4,083,789
H2O America		179,550	10,534,198

			14,617,987

TOTAL UNITED STATES			666,553,453

TOTAL COMMON STOCK (Identified cost—$866,499,027)			1,088,333,131

SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(e)		11,813	11,813
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(e)		8,974,747	8,974,747

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,986,560)			8,986,560

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$875,485,587)	100.0%		1,097,319,691
WRITTEN OPTION CONTRACTS (Premiums received—$32,867)	(0.0)		(99,957)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)		(233,739)

NET ASSETS	100.0%		$1,096,985,995

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Put — American Tower Corp.	$175.00	4/17/26	(149)	$(2,571,442)	$(32,867)	$(99,957)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Australia	$—	$44,007,750	$—	$44,007,750
China	—	17,120,870	—	17,120,870
France	—	19,143,786	—	19,143,786
Germany	—	5,316,102	—	5,316,102
Greece	—	6,096,047	—	6,096,047
India	—	31,353,106	—	31,353,106
Japan	—	47,420,605	—	47,420,605
Malaysia	—	15,183,519	—	15,183,519
Philippines	—	21,843,436	—	21,843,436
Spain	14,419,813	8,726,770	—	23,146,583
Switzerland	—	14,116,483	—	14,116,483
United Arab Emirates	—	3,317,009	—	3,317,009
United Kingdom	—	43,631,109	—	43,631,109
Other Countries	796,636,726	—	—	796,636,726
Short-Term Investments	—	8,986,560	—	8,986,560

Total Investments in Securities	$811,056,539	$286,263,152	$—	$1,097,319,691

Written Option Contracts	$—	$(99,957)	$—	$(99,957)

Total Derivative Liabilities	$—	$(99,957)	$—	$(99,957)

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $16,634,503 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $1,911,967 in aggregate has been pledged as collateral.
(e)	Rate quoted represents the annualized seven–day yield.
(f)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Net Assets
Electric	40.8
Midstream	15.5
Railways	12.9
Gas Distribution	8.8
Airports	6.9
Communications	3.7
Toll Roads	3.6
Marine Ports	2.7
Water	2.2
Environmental Services	2.1
Other (includes short-term investments)	0.8

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on the applicable exchanges on the valuation date, when supported by sufficient trading volume, or otherwise based on prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.